Debt - Additional Information (Details) € in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2025 EUR (€)
Debt Instrument [Line Items]
Term loan		$ 628,000			€ 435,000
Line of credit		61,000		$ 65,000
Amortization of deferred debt issuance cost		33,673	$ 34,965
Gain on debt repurchases	[1]	0	576
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit		$ 75,000
Credit facility utilization rate for debt covenants, percentage		40.00%
Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument issued		$ 400,000			435,000
First Lien Term Loan
Debt Instrument [Line Items]
Aggregate debt amount, borrowed		1,018,000			710,000
Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, principal payment		2,547	2,547
Voluntary capital prepayment		20,292
Line of credit facility, amount outstanding		91,638		90,713
Gain on debt repurchases		0	576
Senior Secure Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility available balance		305,000
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan		390,000
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €					€ 275,000
New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letter of credit		$ 145,733		$ 142,666
Credit facility utilization rate for debt covenants, percentage		40.00%
First lien debt ratio, description		First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, repurchase amount		$ 0	$ 31,121

[1]	Relates to gain on repurchases of the Company's debt (See Note 7).